EMPLOYEE BENEFIT PLANS (Details 1) - COP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of employee benefit plans [Abstract]
Current severance obligation	[1]	$ 113,654	$ 106,334
Other bonuses and short-term benefits		351,697	336,285
Other employment benefit plans		$ 465,351	$ 442,619

[1]	See severance obligation